Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,347,605.33
Previously Paid Amount	0.00
Total Fee Amount	1,014.70
Total Offset Amount	0.00
Net Fee	$ 1,014.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A